Related Party Transactions - Additional Information (Detail) - GBP (£) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Sale of vaccine product	£ 41,000,000	£ 43,000,000
Trading balance receivable	11,000,000	9,000,000
Trading balance payable	0	0
Loans outstanding	£ 7,000,000
Innoviva incorporation [member]
Disclosure of transactions between related parties [line items]
Number of shares owned	32
Percentage of shares owned	31.40%
Royalty charge	£ 173,000,000	108,000,000
Royalty payable	£ 53,000,000	£ 36,000,000
Joint ventures where entity is venturer [member] | Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest	50.00%
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 7,000,000
Index ventures life VI [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 8,000,000